Capital management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021
Capital
CET1 capital	$ 77,080	$ 75,583
Tier 1 capital	84,493	82,246
Total capital	94,502	92,026
Risk-weighted assets (RWA) used in calculation of capital ratios
Credit risk	452,697	444,142
Market risk	41,812	34,806
Operational risk	74,776	73,593
Total RWA	$ 569,285	$ 552,541
Capital ratios and Leverage ratio
CET1 ratio	13.50%	13.70%
Tier 1 capital ratio	14.80%	14.90%
Total capital ratio	16.60%	16.70%
Leverage ratio	4.80%	4.90%
Leverage ratio exposure (billions)	$ 1,761	$ 1,662
TLAC available and ratios
TLAC available	$ 150,136
TLAC ratio	26.40%
TLAC leverage ratio	8.50%